NATIONAL ADVANTAGE VARIABLE ANNUITY PROSPECTUS
                   Flexible Premium Deferred Variable Annuity
               issued by: Midland National Life Insurance Company
              through the Midland National Life Separate Account C

                          Supplement dated July 7, 2003
                         to Prospectus Dated May 1, 2003

This supplement to the prospectus for the National Advantage Variable Annuity describes a revision made to the optional Surrender Charge Rider. Contingent upon state approval, if You purchase the Surrender Charge Rider and choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any premium to the Fixed Account if You purchase this rider and elect the zero year option.

This revision alters the prospectus in the following manner:

On page 10, add the following sentence to the first paragraph under "Investment Choices":

     "For limitations on premium allocations to the Fixed Account see "The Fixed Account" on page 28."

On page 18, insert the following paragraph after the first paragraph under "Surrender Charge Rider":

     If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.


On page 19, add the following sentence to the paragraph below "Zero Year Surrender Charge Period":

     You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.


On page 28, insert the following paragraph after the first paragraph under "The Fixed Account":

     If You choose the zero year surrender charge period, access to the Fixed Account is restricted. You cannot allocate or transfer any money into the Fixed Account if You elect the zero year surrender charge option.

On page 30, add the following sentence to the paragraph below "Allocation of Premium Payments":

     You cannot allocate money into the Fixed Account if You elect the zero year surrender charge option.

On Page 34, add the following sentence to the first paragraph below "Fixed Account Dollar Cost Averaging":

     You cannot allocate money to the Fixed Account Dollar Cost Averaging if You elect the zero year surrender charge option.



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